Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-Recurring [Member] | Level 3 [Member] | Equity Securities [Member]
Assets Remeasured at Fair Value [Abstract]
Assets, fair value	$ 68,732	$ 251,232